Business Combinations (Details) - Schedule of Consolidated Financial Statements Since the Acquisition Date (Parentheticals)	Mar. 17, 2021
Saleya [Member]
Schedule of Consolidated Financial Statements Since the Acquisition Date [Line Items]
Deferred tax liability rate	15.00%